ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS Non-current assets and liabilities held for sale, discontinued operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Non-Current Assets Held for Sale and Discontinued Operations [Roll Forward]
Impairment charge	$ (287.8)	$ 0.0
Sadiola
Disclosure of Non-Current Assets Held for Sale and Discontinued Operations [Roll Forward]
Beginning balance - assets held for sale	0.0
Reclassification from Investments in associates and incorporated joint ventures	45.0
Reclassification from Other non-current assets	10.0
Impairment charge	(9.4)	0.0
Ending balance - assets held for sale	45.6	0.0
Yatela
Disclosure of Non-Current Assets Held for Sale and Discontinued Operations [Roll Forward]
Beginning balance - liabilities held for sale	0.0
Reclassification from Provisions	(13.2)
Impairment charge	(5.3)	0.0
Ending balance - liabilities held for sale	$ (18.5)	$ 0.0